UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10145

Baillie Gifford Funds
(Exact name of registrant as specified in charter)

1 Greenside Row Edinburgh, Scotland, UK,		EH1 3AN
(Address of principal executive offices)		(Zip code)

Gareth Griffiths 1 Greenside Row Edinburgh, Scotland, UK, EH1 3AN
(Name and address of agent for service)

Registrant’s telephone number, including area code:		011-44-131-275-2000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

March 31, 2016 (unaudited)

Baillie Gifford International Equity Fund

	Shares	Value
COMMON STOCKS — 97.6%
ARGENTINA — 1.5%
MercadoLibre, Inc.	214,504	$25,279,296

AUSTRALIA — 3.7%
Brambles Ltd.	2,193,515	20,321,101
Cochlear Ltd.	222,527	17,405,470
SEEK Ltd.	585,469	7,268,190
Treasury Wine Estates Ltd.	2,290,281	16,911,375
		61,906,136
BRAZIL — 0.9%
Embraer SA ADR	598,464	15,775,511

CANADA — 4.6%
Constellation Software, Inc.	40,678	16,656,134
Fairfax Financial Holdings Ltd.	60,999	34,148,638
Restaurant Brands International, Inc.	361,005	14,020,475
Ritchie Bros. Auctioneers, Inc.	409,365	11,085,604
		75,910,851
CHINA — 3.2%
Alibaba Group Holding Ltd. ADR (a)	176,818	13,973,927
Baidu, Inc. ADR (a)	146,215	27,909,519
Want Want China Holdings Ltd.	14,366,000	10,652,511
		52,535,957
DENMARK — 3.5%
DSV A/S	463,419	19,275,565
Novo Nordisk A/S, B Shares	379,090	20,529,085
Novozymes A/S, B Shares	411,289	18,469,525
		58,274,175
FINLAND — 2.4%
Kone Oyj, B Shares	447,124	21,520,492
Sampo Oyj, A Shares	374,225	17,725,003
		39,245,495
FRANCE — 2.5%
Edenred	490,231	9,504,133
Essilor International SA	136,368	16,802,726
Legrand SA	283,682	15,856,162
		42,163,021

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

	Shares	Value
GERMANY — 6.0%
Brenntag AG	276,635	$15,763,463
Continental AG	78,126	17,719,787
Deutsche Boerse AG	347,250	29,566,321
MTU Aero Engines AG	117,270	11,224,606
SAP SE	310,302	24,969,559
		99,243,736
HONG KONG — 2.7%
Hang Seng Bank Ltd.	1,092,500	19,330,684
Hong Kong Exchanges and Clearing Ltd.	1,091,400	26,298,556
		45,629,240
IRELAND — 5.2%
CRH Plc.	817,721	23,070,837
James Hardie Industries Plc. SE CDI	1,563,634	21,406,502
Ryanair Holdings Plc. ADR	491,860	42,211,425
		86,688,764
JAPAN — 12.8%
DENSO Corp.	472,900	18,982,469
FANUC Corp.	98,500	15,254,554
Fast Retailing Co., Ltd.	39,600	12,653,165
Japan Exchange Group, Inc.	2,160,600	33,053,207
MS&AD Insurance Group Holdings, Inc.	592,600	16,516,511
Nidec Corp.	217,500	14,881,867
Rakuten, Inc.	2,018,500	19,484,506
Shimano, Inc.	148,900	23,351,525
SMC Corp.	91,300	21,156,775
Sumitomo Mitsui Trust Holdings, Inc.	6,455,000	18,896,889
Toyota Tsusho Corp.	857,700	19,363,371
		213,594,839
NETHERLANDS — 3.8%
Heineken Holding NV	341,633	26,597,497
Unilever NV CVA	567,964	25,535,006
Yandex NV, Class A (a)	768,239	11,769,422
		63,901,925
PERU — 0.7%
Credicorp Ltd.	90,021	11,793,651

RUSSIA — 0.9%
Magnit PJSC GDR Reg S	370,066	14,763,675

SINGAPORE — 1.5%
United Overseas Bank Ltd.	1,796,104	25,123,899

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

	Shares	Value
SOUTH AFRICA — 3.0%
Naspers Ltd., N Shares	354,731	$49,449,413

SOUTH KOREA — 4.9%
NAVER Corp.	28,470	15,865,474
Samsung Electronics Co., Ltd.	44,590	51,171,799
SK Telecom Co., Ltd.	80,047	14,505,259
		81,542,532
SPAIN — 2.9%
Bankinter SA	2,417,737	17,034,813
Inditex SA	924,779	30,998,300
		48,033,113
SWEDEN — 4.6%
Atlas Copco AB, B Shares	1,313,610	30,913,508
Svenska Handelsbanken AB, A Shares	2,706,698	34,337,494
Volvo AB, B Shares	1,070,452	11,724,357
		76,975,359
SWITZERLAND — 4.5%
Compagnie Financiere Richemont SA	222,326	14,684,738
LafargeHolcim Ltd. (a)	295,927	13,837,360
Nestle SA	631,443	47,118,762
		75,640,860
TAIWAN — 4.8%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	2,694,604	14,400,982
Taiwan Semiconductor Manufacturing Co., Ltd.	13,292,000	66,298,286
		80,699,268
UNITED KINGDOM — 15.3%
ARM Holdings Plc.	2,059,451	29,988,181
ASOS Plc. (a)	199,391	9,293,499
British American Tobacco Plc.	378,910	22,157,051
Burberry Group Plc.	635,198	12,417,986
Capita Plc.	1,378,696	20,583,314
Experian Plc.	1,274,400	22,747,284
Hargreaves Lansdown Plc.	963,568	18,556,496
Howden Joinery Group Plc.	1,072,733	7,362,946
Petrofac Ltd.	816,115	10,770,530
Prudential Plc.	1,246,545	23,196,218
Rio Tinto Plc.	769,100	21,558,326
Rolls-Royce Holdings Plc. (a)	930,290	9,091,987
St James’s Place Plc.	1,267,122	16,660,492
Tullow Oil Plc. (a)	2,437,802	6,856,387
Wolseley Plc.	430,316	24,290,862
		255,531,559

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

	Shares	Value
UNITED STATES — 1.7%
Copa Holdings SA, Class A	204,363	$13,845,593
PriceSmart, Inc.	161,870	13,690,965
		27,536,558
Total Common Stocks (cost $1,255,173,002)		1,627,238,833
PREFERRED STOCKS — 0.6%
BRAZIL — 0.6%
Itau Unibanco Holding SA ADR (cost $16,404,432)	1,253,245	10,765,375
TOTAL INVESTMENTS — 98.2% (cost $1,271,577,434)		$1,638,004,208
Other assets less liabilities — 1.8%		29,334,405
NET ASSETS — 100.0%		$1,667,338,613

(a)         Non-income producing security.

ADR	-	American Depositary Receipt.
CDI	-	CHESS Depositary Interest.
CVA	-	Certificate Van Aandelen (Bearer).
GDR	-	Global Depositary Receipt.

Reg S — Regulation S (“Reg S”) of the securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At March 31, 2016, the aggregate cost of investment securities for income tax purposes was approximately $1,280,156,693. Net unrealized appreciation aggregated $357,847,515 of which $486,415,252 related to appreciated investment securities and $128,567,737 related to depreciated investment securities.

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

International Equity Fund

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2016 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$25,279,296	$—	$—	$25,279,296
Australia	—	61,906,136	—	61,906,136
Brazil	15,775,511	—	—	15,775,511
Canada	75,910,851	—	—	75,910,851
China	41,883,446	10,652,511	—	52,535,957
Denmark	—	58,274,175	—	58,274,175
Finland	—	39,245,495	—	39,245,495
France	—	42,163,021	—	42,163,021
Germany	—	99,243,736	—	99,243,736
Hong Kong	—	45,629,240	—	45,629,240
Ireland	42,211,425	44,477,339	—	86,688,764
Japan	—	213,594,839	—	213,594,839
Netherlands	11,769,422	52,132,503	—	63,901,925
Peru	11,793,651	—	—	11,793,651
Russia	—	14,763,675	—	14,763,675
Singapore	—	25,123,899	—	25,123,899
South Africa	—	49,449,413	—	49,449,413
South Korea	—	81,542,532	—	81,542,532
Spain	—	48,033,113	—	48,033,113
Sweden	—	76,975,359	—	76,975,359
Switzerland	—	75,640,860	—	75,640,860
Taiwan	—	80,699,268	—	80,699,268
United Kingdom	—	255,531,559	—	255,531,559
United States	27,536,558	—	—	27,536,558
Total Common Stocks	252,160,160	1,375,078,673	—	1,627,238,833
Preferred Stocks
Brazil	10,765,375	—	—	10,765,375
Total	$262,925,535	$1,375,078,673	$—	$1,638,004,208

During the period ended March 31, 2016 the Fund transferred $25,591,285 out of Level 1 and into Level 2.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2015	$157,140
Purchases	—
Sales*	157,140
Realized gain (loss)	—
Change in unrealized gain (loss)	—
Transfers into Level 3 (a)	—
Transfers out of Level 3 (a)	—
Balance at March 31, 2016	$—

Change in unrealized gain (loss) related to Investments still held at March 31, 2016 .

* Sale due to corporate action.

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

Portfolio of Investments

March 31, 2016 (unaudited)

Baillie Gifford EAFE Fund

	Shares	Value
COMMON STOCKS — 98.4%
ARGENTINA — 1.0%
MercadoLibre, Inc.	179,969	$21,209,347

AUSTRIA — 0.6%
ams AG	361,823	12,399,433

CHINA — 16.1%
Alibaba Group Holding Ltd. ADR (a)	962,044	76,030,337
Baidu, Inc. ADR (a)	649,046	123,889,901
Ctrip.com International Ltd. ADR (a)	228,240	10,101,902
JD.com, Inc. ADR (a)	387,800	10,276,700
New Oriental Education & Technology Group, Inc. ADR	514,513	17,797,005
Tencent Holdings Ltd.	5,113,000	104,532,054
		342,627,899
DENMARK — 5.1%
Chr. Hansen Holding A/S	320,316	21,480,798
Genmab A/S (a)	119,943	16,597,637
Novo Nordisk A/S, B Shares	765,315	41,444,555
Novozymes A/S, B Shares	626,425	28,130,518
		107,653,508
FRANCE — 5.8%
Essilor International SA	189,710	23,375,317
Kering	205,289	36,652,968
L’Oreal SA	353,784	63,287,276
		123,315,561
GERMANY — 5.9%
Aixtron SE (a)	1,193,844	5,762,365
BASF SE	360,648	27,119,182
Dialog Semiconductor Plc. (a)	340,806	13,451,169
MorphoSys AG (a)	196,721	9,470,329
Rocket Internet SE 144A (a)(b)	516,174	14,408,453
SMA Solar Technology AG (a)	186,895	9,714,735
Zalando SE 144A (a)(b)	1,370,492	44,932,034
		124,858,267
HONG KONG — 5.4%
AIA Group Ltd.	15,446,800	87,799,977
Hong Kong Exchanges and Clearing Ltd.	1,136,101	27,375,678
		115,175,655
INDIA — 0.5%
Housing Development Finance Corp., Ltd.	693,500	11,572,511

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

	Shares	Value
IRELAND — 1.6%
Bank of Ireland (a)	59,611,027	$17,236,399
James Hardie Industries Plc. SE CDI	1,197,284	16,391,088
		33,627,487
ITALY — 5.9%
EXOR SpA	587,587	21,023,448
Ferrari NV (a)	763,976	31,730,549
Fiat Chrysler Automobiles NV	7,639,767	61,651,592
UniCredit SpA	3,107,393	11,202,159
		125,607,748
JAPAN — 11.8%
Don Quijote Holdings Co., Ltd.	385,000	13,371,398
M3, Inc.	2,310,200	58,098,715
Pigeon Corp.	44,700	1,164,746
Rakuten, Inc.	4,692,100	45,292,667
SBI Holdings, Inc.	1,065,000	10,796,835
SMC Corp.	167,200	38,744,938
SoftBank Group Corp.	1,518,000	72,606,013
Sysmex Corp.	183,500	11,471,668
		251,546,980
NETHERLANDS — 3.1%
ASML Holding NV	511,149	51,439,298
Gemalto NV	185,956	13,725,845
		65,165,143
NORWAY — 1.1%
Schibsted ASA, Class A	404,617	11,804,645
Schibsted ASA, Class B (a)	404,617	11,198,637
		23,003,282
PORTUGAL — 0.7%
Jeronimo Martins SGPS SA	924,037	15,105,236

SOUTH KOREA — 1.7%
Celltrion, Inc. (a)	216,644	20,783,217
NAVER Corp.	26,437	14,732,544
		35,515,761
SPAIN — 7.8%
Banco Bilbao Vizcaya Argentaria SA	845,968	5,586,163
Banco Popular Espanol SA	13,133,731	34,086,038
Distribuidora Internacional de Alimentacion SA (a)	2,175,259	11,271,201
Inditex SA	3,404,093	114,104,124
		165,047,526

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

	Shares	Value
SWEDEN — 9.0%
Alfa Laval AB	1,244,226	$20,321,903
Atlas Copco AB, A Shares	2,546,403	63,907,971
Elekta AB, B Shares	1,695,069	12,651,793
Investment AB Kinnevik, B Shares	1,722,363	48,787,946
Svenska Handelsbanken AB, A Shares	3,635,227	46,116,923
		191,786,536
SWITZERLAND — 4.3%
Compagnie Financiere Richemont SA	565,211	37,332,455
Syngenta AG	128,333	53,219,286
		90,551,741
UNITED KINGDOM — 10.5%
Aggreko Plc.	1,420,165	21,931,012
ARM Holdings Plc.	3,987,160	58,058,034
Ocado Group Plc. (a)	2,617,071	10,885,960
Prudential Plc.	2,748,845	51,151,629
Rolls-Royce Holdings Plc. (a)	7,018,269	68,591,529
Standard Chartered Plc.	1,900,338	12,851,963
		223,470,127
UNITED STATES — 0.5%
TAL Education Group, ADR (a)	203,839	10,126,721
TOTAL INVESTMENTS — 98.4% (cost $1,648,941,296)		$2,089,366,469
Other assets less liabilities — 1.6%		34,763,000
NET ASSETS — 100.0%		$2,124,129,469

(a)         Non-income producing security.

(b)         144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At March 31, 2016, the net value of these securities was $59,340,487 representing 2.8% of net assets.

ADR	-	American Depositary Receipt.
CDI	-	CHESS Depositary Interest.

At March 31, 2016, the aggregate cost of investment securities for income tax purposes was approximately $1,667,538,273. Net unrealized appreciation aggregated $421,828,196 of which $644,172,354 related to appreciated investment securities and $222,344,158 related to depreciated investment securities.

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

EAFE Fund

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2016 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$21,209,347	$—	$—	$21,209,347
Austria	—	12,399,433	—	12,399,433
China	238,095,845	104,532,054	—	342,627,899
Denmark	—	107,653,508	—	107,653,508
France	—	123,315,561	—	123,315,561
Germany	—	124,858,267	—	124,858,267
Hong Kong	—	115,175,655	—	115,175,655
India	—	11,572,511	—	11,572,511
Ireland	—	33,627,487	—	33,627,487
Italy	31,730,549	93,877,199	—	125,607,748
Japan	—	251,546,980	—	251,546,980
Netherlands	—	65,165,143	—	65,165,143
Norway	—	23,003,282	—	23,003,282
Portugal	—	15,105,236	—	15,105,236
South Korea	—	35,515,761	—	35,515,761
Spain	—	165,047,526	—	165,047,526
Sweden	—	191,786,536	—	191,786,536
Switzerland	—	90,551,741	—	90,551,741
United Kingdom	—	223,470,127	—	223,470,127
United States	10,126,721	—	—	10,126,721
Total	$301,162,462	$1,788,204,007	$—	$2,089,366,469

During the period ended March 31, 2016 the Fund transferred $66,528,650 out of Level 1 and into Level 2.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2015	$845,364
Purchases	—
Sales*	845,364
Realized gain (loss)	—
Change in unrealized gain (loss)	—
Transfers into Level 3 (a)	—
Transfers out of Level 3 (a)	—
Balance at March 31, 2016	$—

Change in unrealized gain (loss) related to Investments still held at March 31, 2016.

* Sale due to corporate action.

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

Portfolio of Investments

March 31, 2016 (unaudited)

Baillie Gifford EAFE Choice Fund

	Shares	Value
COMMON STOCKS — 97.6%
AUSTRALIA — 6.6%
Brambles Ltd.	365,798	$3,388,816
Cochlear Ltd.	92,128	7,206,007
Mesoblast Ltd. (a)	292,908	573,044
SEEK Ltd.	314,161	3,900,090
Treasury Wine Estates Ltd.	497,646	3,674,605
		18,742,562
CHINA — 4.3%
Alibaba Group Holding Ltd. ADR (a)	41,179	3,254,376
Baidu, Inc. ADR (a)	20,500	3,913,040
Ctrip.com International Ltd. ADR (a)	30,744	1,360,730
JD.com, Inc. ADR (a)	54,000	1,431,000
Tsingtao Brewery Co., Ltd., Class H	623,943	2,374,868
		12,334,014
DENMARK — 5.7%
Carlsberg A/S, B Shares	51,415	4,888,816
Novo Nordisk A/S, B Shares	151,457	8,201,941
Novozymes A/S, B Shares	70,348	3,159,078
		16,249,835
FINLAND — 1.5%
Kone Oyj, B Shares	91,640	4,410,718

FRANCE — 1.3%
Legrand SA	64,795	3,621,661

GERMANY — 2.9%
adidas AG	45,952	5,365,407
Zalando SE 144A (a)(b)	92,139	3,020,807
		8,386,214
HONG KONG — 3.0%
BOC Hong Kong Holdings Ltd.	646,960	1,932,622
Cafe de Coral Holdings Ltd.	563,702	1,638,983
Jardine Matheson Holdings Ltd.	66,200	3,776,012
Jardine Strategic Holdings Ltd.	39,900	1,191,058
		8,538,675
INDIA — 1.3%
Mahindra & Mahindra Ltd. GDR	209,322	3,752,807

ISRAEL — 0.1%
Protalix BioTherapeutics, Inc. (a)	212,364	178,492

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

	Shares	Value
JAPAN — 21.2%
Asahi Group Holdings Ltd.	142,600	$4,438,382
DENSO Corp.	78,400	3,147,020
Japan Exchange Group, Inc.	270,800	4,142,742
Kakaku.com, Inc.	166,400	3,085,258
Kao Corp.	120,900	6,446,624
MS&AD Insurance Group Holdings, Inc.	260,300	7,254,890
Olympus Corp.	117,800	4,573,491
Pigeon Corp.	162,200	4,226,439
Rakuten, Inc.	374,300	3,613,104
Shimano, Inc.	41,700	6,539,681
Shiseido Co., Ltd.	189,900	4,230,594
SMC Corp.	13,400	3,105,156
SUGI Holdings Co., Ltd.	42,000	2,215,892
THK Co., Ltd.	202,900	3,735,047
		60,754,320
PORTUGAL — 1.4%
Jeronimo Martins SGPS SA	251,215	4,106,612

SINGAPORE — 1.6%
United Overseas Bank Ltd.	327,806	4,585,350

SOUTH AFRICA — 2.5%
Clicks Group Ltd.	397,199	2,614,498
Naspers Ltd., N Shares	31,879	4,443,925
		7,058,423
SOUTH KOREA — 2.5%
Samsung Electronics Co., Ltd. GDR (b)	4,849	2,758,175
Samsung Fire & Marine Insurance Co., Ltd.	17,034	4,399,312
		7,157,487
SPAIN — 2.4%
Corporacion Financiera Alba SA	13,394	518,196
Distribuidora Internacional de Alimentacion SA (a)	533,043	2,761,986
Inditex SA	107,566	3,605,579
		6,885,761
SWEDEN — 7.3%
Atlas Copco AB, B Shares	210,566	4,955,301
Investment AB Kinnevik, B Shares	224,622	6,362,681
Investor AB, B Shares	80,949	2,861,482
Svenska Handelsbanken AB, A Shares	525,534	6,666,987
		20,846,451

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

	Shares	Value
SWITZERLAND — 9.0%
Compagnie Financiere Richemont SA	36,242	$2,393,801
Mettler-Toledo International, Inc. (a)	15,266	5,263,106
Nestle SA	88,996	6,640,950
Roche Holding AG — Genusschein	17,498	4,296,464
Schindler Holding AG, Participating Certificates	23,007	4,238,536
Swatch Group AG (The)	8,135	2,806,646
		25,639,503
TAIWAN — 2.9%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	491,481	2,626,660
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	220,858	5,786,480
		8,413,140
UNITED KINGDOM — 20.1%
ARM Holdings Plc.	458,091	6,670,378
ASOS Plc. (a)	114,464	5,335,101
Auto Trader Group Plc. 144A (b)	706,506	3,952,940
BHP Billiton Plc.	132,579	1,484,664
Burberry Group Plc.	157,005	3,069,414
Capita Plc.	254,140	3,794,196
Hargreaves Lansdown Plc.	333,617	6,424,832
Imagination Technologies Group Plc. (a)	578,139	1,571,436
Intertek Group Plc.	77,134	3,502,239
John Wood Group Plc.	363,335	3,199,600
Johnson Matthey Plc.	126,573	4,975,630
Jupiter Fund Management Plc.	463,592	2,719,451
Rightmove Plc.	92,589	5,591,112
Unilever Plc.	85,933	3,874,943
Weir Group Plc. (The)	81,704	1,298,190
		57,464,126
Total Common Stocks (cost $264,694,550)		279,126,151
PREFERRED STOCKS — 0.6%
BRAZIL — 0.6%
Itau Unibanco Holding SA ADR (cost $2,281,688)	209,252	1,797,475
TOTAL INVESTMENTS — 98.2% (cost $266,976,238)		$280,923,626
Other assets less liabilities — 1.8%		5,128,192
NET ASSETS — 100.0%		$286,051,818

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

(a)	Non-income producing security.
(b)

144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At March 31, 2016, the net value of these securities was $9,731,922 representing 3.4% of net assets.

ADR	-	American Depositary Receipt.
GDR	-	Global Depositary Receipt.

Reg S — Regulation S (“Reg S”) of the securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At March 31, 2016, the aggregate cost of investment securities for income tax purposes was approximately $268,780,475. Net unrealized appreciation aggregated $12,143,151 of which $32,009,270 related to appreciated investment securities and $19,866,119 related to depreciated investment securities.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

EAFE Choice Fund

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2016 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$—	$18,742,562	$—	$18,742,562
China	9,959,146	2,374,868	—	12,334,014
Denmark	—	16,249,835	—	16,249,835
Finland	—	4,410,718	—	4,410,718
France	—	3,621,661	—	3,621,661
Germany	—	8,386,214	—	8,386,214
Hong Kong	—	8,538,675	—	8,538,675
India	—	3,752,807	—	3,752,807
Israel	178,492	—	—	178,492
Japan	—	60,754,320	—	60,754,320
Portugal	—	4,106,612	—	4,106,612
Singapore	—	4,585,350	—	4,585,350
South Africa	2,614,498	4,443,925	—	7,058,423
South Korea	—	7,157,487	—	7,157,487
Spain	518,196	6,367,565	—	6,885,761
Sweden	—	20,846,451	—	20,846,451
Switzerland	5,263,106	20,376,397	—	25,639,503
Taiwan	5,786,480	2,626,660	—	8,413,140
United Kingdom	1,571,436	55,892,690	—	57,464,126
Total Common Stocks	25,891,354	253,234,797	—	279,126,151
Preferred Stocks
Brazil	1,797,475	—	—	1,797,475
Total	$27,688,829	$253,234,797	$—	$280,923,626

During the period ended March 31, 2016 the Fund transferred $3,320,451 out of Level 1 and into Level 2, and $4,694,565 out of Level 2 and into Level 1.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

Portfolio of Investments

March 31, 2016 (unaudited)

Baillie Gifford Emerging Markets Fund

	Shares	Value
COMMON STOCKS — 95.1%
ARGENTINA — 1.2%
MercadoLibre, Inc.	105,838	$12,473,008

BRAZIL — 1.1%
Embraer SA ADR	444,304	11,711,854

CHINA — 27.7%
Alibaba Group Holding Ltd. ADR (a)	592,726	46,843,136
Baidu, Inc. ADR (a)	190,111	36,288,387
China Pacific Insurance Group Co. Ltd., Class H	2,584,800	9,707,103
China Vanke Co. Ltd., Class H	8,019,200	19,678,593
Ctrip.com International Ltd. ADR (a)	416,757	18,445,665
Geely Automobile Holdings Ltd.	31,695,000	15,720,109
Huaneng Power International, Inc., Class H	756,000	677,851
JD.com, Inc. ADR (a)	1,265,662	33,540,043
Legend Holdings Corp. 144A, Class H (a)(b)	1,854,500	4,961,653
Ping An Insurance Group Co. of China Ltd., Class H	7,007,500	33,627,435
SINA Corp. (a)	106,914	5,064,516
Sohu.com, Inc. (a)	96,142	4,762,875
Tencent Holdings Ltd.	2,725,000	55,710,903
ZTE Corp., Class H	9,372,000	12,830,495
		297,858,764
HONG KONG — 8.2%
AAC Technologies Holdings, Inc.	1,666,000	12,738,238
Brilliance China Automotive Holdings Ltd.	7,172,000	7,431,112
China Overseas Land & Investment Ltd.	6,704,000	21,232,730
China Taiping Insurance Holdings Co., Ltd. (a)	4,152,010	9,144,579
GCL-Poly Energy Holdings Ltd.	28,727,000	4,747,144
Haier Electronics Group Co., Ltd.	6,298,300	10,980,641
Kingsoft Corp. Ltd.	3,687,000	8,654,016
Lenovo Group Ltd.	6,534,000	5,092,439
Sunny Optical Technology Group Co. Ltd.	3,034,000	8,536,805
		88,557,704

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

	Shares	Value
INDIA — 17.0%
Ambuja Cements Ltd.	1,877,024	$6,589,237
Asian Paints Ltd.	842,582	11,047,234
Axis Bank Ltd.	2,020,399	13,546,678
Cipla Ltd.	517,074	3,996,302
HCL Technologies Ltd.	1,094,023	13,446,040
Housing Development Finance Corp., Ltd.	1,439,606	24,022,863
ICICI Bank Ltd.	4,488,482	16,124,761
Lupin Ltd.	413,721	9,240,024
Mahindra & Mahindra Ltd.	915,483	16,729,369
Oracle Financial Services Software Ltd.	86,367	4,603,023
Reliance Industries Ltd.	2,331,702	36,797,574
Tata Consultancy Services Ltd.	430,770	16,393,084
Tech Mahindra Ltd.	460,884	3,304,877
UltraTech Cement Ltd.	144,560	7,049,941
		182,891,007
MALAYSIA — 1.4%
Public Bank Bhd	3,166,040	15,233,458

MEXICO — 3.1%
Cemex SAB de CV ADR, Participating Certificates (a)	1,510,455	10,996,112
Grupo Televisa SAB ADR	364,425	10,007,111
Wal-Mart de Mexico SAB de CV	5,240,220	12,405,113
		33,408,336
POLAND — 0.9%
Powszechny Zaklad Ubezpieczen SA	1,029,420	9,796,744

SOUTH AFRICA — 3.3%
Naspers Ltd., N Shares	259,051	36,111,645

SOUTH KOREA — 13.4%
Dongbu Insurance Co., Ltd.	232,106	15,436,964
Hyundai Marine & Fire Insurance Co., Ltd.	287,225	8,342,892
Interpark Holdings Corp.	510,412	4,204,917
LG Chem Ltd.	72,412	20,781,605
Medy-Tox, Inc.	14,080	5,431,788
NAVER Corp.	22,538	12,559,749
NCSoft Corp.	45,197	10,027,631
Orion Corp.	6,978	5,581,666
Samsung Electronics Co., Ltd.	29,980	34,405,260
Samsung Fire & Marine Insurance Co., Ltd.	52,031	13,437,866
Samsung SDI Co., Ltd.	157,235	13,613,068
		143,823,406

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

	Shares	Value
TAIWAN — 17.0%
Advantech Co., Ltd.	1,205,463	$8,858,377
China Life Insurance Co., Ltd.	37,634,010	28,966,377
CTBC Financial Holding Co. Ltd.	9,536,000	5,035,623
Delta Electronics, Inc.	3,786,000	16,689,779
Fubon Financial Holding Co. Ltd.	4,022,000	5,122,803
Himax Technologies, Inc. ADR	912,888	10,260,861
Hon Hai Precision Industry Co., Ltd.	10,409,680	27,400,960
Largan Precision Co., Ltd.	183,000	14,184,170
MediaTek, Inc.	1,786,000	13,700,176
Taiwan Semiconductor Manufacturing Co., Ltd.	10,636,310	53,052,146
		183,271,272
THAILAND — 0.8%
Airports of Thailand PCL NVDR	720,300	8,223,267

Total Common Stocks
(cost $1,019,349,666)		1,023,360,465
PREFERRED STOCKS — 3.7%
BRAZIL — 1.2%
Banco Bradesco SA	1,771,977	13,286,193
SOUTH KOREA — 2.5%
LG Chem Ltd.	25,719	5,122,504
Samsung Electronics Co., Ltd.	22,078	21,375,450
		26,497,954
Total Preferred Stocks (cost $35,990,620)		39,784,147
RIGHTS - 0.0%
TAIWAN — 0.0%
Fubon Financial Holding Co. Ltd., expiring on 4/30/16 (cost $0)	147,484	0
TOTAL INVESTMENTS — 98.8% (cost $1,055,340,286)		$1,063,144,612
Other assets less liabilities — 1.2%		12,556,686
NET ASSETS — 100.0%		$1,075,701,298

(a)	Non-income producing security.
(b)

144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At March 31, 2016, the net value of these securities was $4,961,653 representing 0.5% of net assets.

ADR	-	American Depositary Receipt.
NVDR	-	Non-Voting Depositary Receipt.

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

At March 31, 2016, the aggregate cost of investment securities for income tax purposes was approximately $1,070,185,776. Net unrealized depreciation aggregated $7,041,164 of which $82,738,149 related to appreciated investment securities and $89,779,313 related to depreciated investment securities.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

Emerging Markets Fund

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2016 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$12,473,008	$—	$—	$12,473,008
Brazil	11,711,854	—	—	11,711,854
China	144,944,622	152,914,142	—	297,858,764
Hong Kong	—	88,557,704	—	88,557,704
India	4,603,023	178,287,984	—	182,891,007
Malaysia	—	15,233,458	—	15,233,458
Mexico	33,408,336	—	—	33,408,336
Poland	—	9,796,744	—	9,796,744
South Africa	—	36,111,645	—	36,111,645
South Korea	—	143,823,406	—	143,823,406
Taiwan	10,260,861	173,010,411	—	183,271,272
Thailand	—	8,223,267	—	8,223,267
Total Common Stocks	217,401,704	805,958,761	—	1,023,360,465
Preferred Stocks
Brazil	13,286,193	—	—	13,286,193
South Korea	—	26,497,954	—	26,497,954
Total Preferred Stocks	13,286,193	26,497,954	—	39,784,147
Rights
Taiwan	—	—	—	—
Total	$230,687,897	$832,456,715	$—	$1,063,144,612

During the period ended March 31, 2016 the Fund transferred $8,517,479 out of Level 2 and into Level 1, and $22,262,498 out of Level 3 and into Level 2.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2015	$22,262,498
Purchases	—
Sales	—
Realized gain (loss)	—
Change in unrealized gain (loss)	—
Transfers into Level 3 (a)	—
Transfers out of Level 3 (a)	22,262,498
Balance at March 31, 2016	$—

Change in unrealized gain (loss) related to Investments still held at March 31, 2016 .

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

Portfolio of Investments

March 31, 2016 (unaudited)

Baillie Gifford Global Alpha Equity Fund

	Shares	Value
COMMON STOCKS — 98.5%
AUSTRALIA — 1.0%
Brambles Ltd.	743,320	$6,886,245

BRAZIL — 0.5%
BM&FBovespa SA	860,100	3,659,847

CANADA — 1.8%
Fairfax Financial Holdings Ltd.	14,538	8,138,706
Ritchie Bros. Auctioneers, Inc.	161,080	4,362,046
		12,500,752
CHINA — 3.3%
Alibaba Group Holding Ltd. ADR (a)	139,152	10,997,183
Baidu, Inc. ADR (a)	52,113	9,947,329
Tsingtao Brewery Co., Ltd., Class H	480,000	1,826,988
		22,771,500
DENMARK — 1.8%
Carlsberg A/S, B Shares	66,641	6,336,586
Novo Nordisk A/S, B Shares	114,063	6,176,921
		12,513,507
GERMANY — 3.3%
Deutsche Boerse AG	64,125	5,459,871
SAP SE	218,367	17,571,681
		23,031,552
HONG KONG — 2.9%
AIA Group Ltd.	2,069,400	11,762,519
Jardine Matheson Holdings Ltd.	85,600	4,882,577
Sands China Ltd.	812,800	3,318,183
		19,963,279
INDIA — 2.0%
Housing Development Finance Corp., Ltd.	352,456	5,881,472
ICICI Bank Ltd.	2,156,249	7,746,272
		13,627,744
IRELAND — 5.6%
Bank of Ireland (a)	19,031,593	5,502,944
CRH Plc.	650,924	18,364,896
Ryanair Holdings PLC ADR	177,948	15,271,497
		39,139,337
ITALY — 0.7%
Ferrari NV (a)	37,473	1,556,383
Fiat Chrysler Automobiles NV	374,735	3,024,046
		4,580,429

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

	Shares	Value
JAPAN — 5.9%
CyberAgent, Inc.	91,400	$4,249,092
Inpex Corp.	137,100	1,038,242
Japan Exchange Group, Inc.	264,000	4,038,715
MS&AD Insurance Group Holdings, Inc.	450,000	12,542,069
Olympus Corp.	155,400	6,033,281
Rohm Co., Ltd.	71,200	2,994,449
SMC Corp.	25,600	5,932,239
THK Co., Ltd.	237,900	4,379,338
		41,207,425
NETHERLANDS — 1.2%
QIAGEN NV (a)	150,200	3,355,468
Yandex NV, Class A (a)	309,700	4,744,604
		8,100,072
NORWAY — 1.1%
Schibsted ASA, Class A	135,419	3,950,831
Schibsted ASA, Class B (a)	135,419	3,748,009
		7,698,840
RUSSIA — 0.5%
Sberbank of Russia PJSC ADR	446,162	3,097,239

SOUTH AFRICA — 3.2%
MTN Group Ltd.	190,924	1,743,594
Naspers Ltd., N Shares	144,055	20,081,231
		21,824,825
SOUTH KOREA — 1.7%
Samsung Electronics Co., Ltd. GDR (b)	17,045	9,695,419
SK Hynix, Inc.	87,240	2,147,645
		11,843,064
SPAIN — 0.8%
Banco Popular Espanol SA	669,377	1,737,237
Distribuidora Internacional de Alimentacion SA (a)	732,393	3,794,927
		5,532,164
SWEDEN — 2.7%
Atlas Copco AB, A Shares	24,477	614,308
Atlas Copco AB, B Shares	290,416	6,834,432
Svenska Handelsbanken AB, A Shares	587,595	7,454,300
Volvo AB, B Shares	356,910	3,909,134
		18,812,174

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

	Shares	Value
SWITZERLAND — 2.9%
Coca-Cola HBC AG (a)	149,965	$3,180,198
Compagnie Financiere Richemont SA	58,457	3,861,112
Nestle SA	6,034	450,262
OC Oerlikon Corp. AG (a)	301,496	3,109,489
Schindler Holding AG, Participating Certificates	53,290	9,817,514
		20,418,575
TAIWAN — 2.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	696,419	18,246,178

UNITED KINGDOM — 5.7%
Aggreko Plc.	90,875	1,403,344
Hays Plc.	1,880,283	3,264,068
Prudential Plc.	1,084,016	20,171,812
Rolls-Royce Holdings Plc. (a)	500,920	4,895,633
Wolseley Plc.	169,013	9,540,597
		39,275,454

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

	Shares	Value
UNITED STATES — 47.3%
Alnylam Pharmaceuticals, Inc. (a)	42,085	$2,641,675
Alphabet, Inc., Class C (a)	22,660	16,880,567
Amazon.com, Inc. (a)	40,326	23,939,127
American Express Co.	77,307	4,746,650
Anthem, Inc.	109,319	15,194,248
Apache Corp.	157,350	7,680,253
Autohome, Inc. ADR (a)	77,871	2,175,716
C.H. Robinson Worldwide, Inc.	99,430	7,380,689
CarMax, Inc. (a)	168,601	8,615,511
Colgate-Palmolive Co.	98,962	6,991,665
Dolby Laboratories, Inc., Class A	104,967	4,561,866
eBay, Inc. (a)	157,589	3,760,074
EOG Resources, Inc.	104,737	7,601,811
Facebook, Inc., Class A (a)	81,481	9,296,982
Financial Engines, Inc.	110,409	3,470,155
First Republic Bank	199,663	13,305,542
Grubhub, Inc. (a)	117,635	2,956,168
Howard Hughes Corp. (The) (a)	23,400	2,477,826
Intuitive Surgical, Inc. (a)	4,635	2,785,867
Kirby Corp. (a)	59,497	3,587,074
Leucadia National Corp.	152,600	2,467,542
Lincoln Electric Holdings, Inc.	107,270	6,282,804
Markel Corp. (a)	16,778	14,958,761
Martin Marietta Materials, Inc.	54,959	8,766,510
MasterCard, Inc., Class A	102,861	9,720,364
Monsanto Co.	56,567	4,963,189
Moody’s Corp.	146,784	14,173,463
Myriad Genetics, Inc. (a)	212,556	7,955,971
NOW, Inc. (a)	214,729	3,804,998
NVIDIA Corp.	103,265	3,679,332
Praxair, Inc.	42,472	4,860,920
QUALCOMM, Inc.	85,200	4,357,128
Royal Caribbean Cruises Ltd.	288,910	23,733,956
Seattle Genetics, Inc. (a)	147,106	5,161,950
Stericycle, Inc. (a)	37,362	4,714,711
TD Ameritrade Holding Corp.	396,277	12,494,614
Teradyne, Inc.	343,619	7,418,734
Tesla Motors, Inc. (a)	27,071	6,220,104
TripAdvisor, Inc. (a)	64,922	4,317,313
Visa, Inc., Class A	137,752	10,535,273
Wabtec Corp.	37,235	2,952,363
Waters Corp. (a)	65,699	8,667,012
Xilinx, Inc.	68,383	3,243,406

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

	Shares	Value
UNITED STATES (continued)
Zillow Group, Inc., Class A (a)	32,691	$835,255
Zillow Group, Inc., Class C (a)	65,382	1,551,515
		327,886,654
TOTAL INVESTMENTS — 98.5% (cost $595,924,253)		$682,616,856
Other assets less liabilities — 1.5%		10,547,007
NET ASSETS — 100.0%		$693,163,863

(a)	Non-income producing security.
(b)

144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At March 31, 2016, the net value of these securities was $9,695,419 representing 1.4% of net assets.

ADR	-	American Depositary Receipt.
GDR	-	Global Depositary Receipt.

At March 31, 2016, the aggregate cost of investment securities for income tax purposes was approximately $597,106,237. Net unrealized appreciation aggregated $85,510,619 of which $122,747,892 related to appreciated investment securities and $37,237,273 related to depreciated investment securities.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

Global Alpha Equity Fund

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2016 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$—	$6,886,245	$—	$6,886,245
Brazil	3,659,847	—	—	3,659,847
Canada	12,500,752	—	—	12,500,752
China	20,944,512	1,826,988	—	22,771,500
Denmark	—	12,513,507	—	12,513,507
Germany	—	23,031,552	—	23,031,552
Hong Kong	—	19,963,279	—	19,963,279
India	—	13,627,744	—	13,627,744
Ireland	15,271,497	23,867,840	—	39,139,337
Italy	1,556,383	3,024,046	—	4,580,429
Japan	—	41,207,425	—	41,207,425
Netherlands	8,100,072	—	—	8,100,072
Norway	—	7,698,840	—	7,698,840
Russia	—	3,097,239	—	3,097,239
South Africa	—	21,824,825	—	21,824,825
South Korea	—	11,843,064	—	11,843,064
Spain	—	5,532,164	—	5,532,164
Sweden	—	18,812,174	—	18,812,174
Switzerland	—	20,418,575	—	20,418,575
Taiwan	18,246,178	—	—	18,246,178
United Kingdom	—	39,275,454	—	39,275,454
United States	327,886,654	—	—	327,886,654
Total	$408,165,895	$274,450,961	$—	$682,616,856

During the period ended March 31, 2016 the Fund transferred $4,315,771 out of Level 1 and into Level 2, and $2,351,751 out of Level 2 and into Level 1.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2015	$68,455
Purchases	—
Sales*	68,455
Realized gain (loss)	—
Change in unrealized gain (loss)	—
Transfers into Level 3 (a)	—
Transfers out of Level 3 (a)	—
Balance at March 31, 2016	$—

Change in unrealized gain (loss) related to Investments still held at March 31, 2016 .

* Sale due to corporate action.

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

Portfolio of Investments

March 31, 2016 (unaudited)

Baillie Gifford EAFE Pure Fund

	Shares	Value
COMMON STOCKS — 98.5%
AUSTRALIA — 7.2%
Brambles Ltd.	265,116	$2,456,080
Cochlear Ltd.	60,793	4,755,067
Mesoblast Ltd. (a)	181,023	354,153
SEEK Ltd.	212,989	2,644,110
Treasury Wine Estates Ltd.	311,542	2,300,418
		12,509,828
DENMARK — 6.2%
Carlsberg A/S, B Shares	33,436	3,179,276
Novo Nordisk A/S, B Shares	98,605	5,339,815
Novozymes A/S, B Shares	51,374	2,307,023
		10,826,114
FINLAND — 1.8%
Kone Oyj, B Shares	64,353	3,097,369

FRANCE — 1.2%
Legrand SA	36,627	2,047,235

GERMANY — 3.3%
adidas AG	30,293	3,537,044
Zalando SE 144A (a)(b)	69,281	2,271,401
		5,808,445
HONG KONG — 3.2%
BOC Hong Kong Holdings Ltd.	650,500	1,943,196
Jardine Matheson Holdings Ltd.	63,200	3,604,894
		5,548,090
ISRAEL — 0.0%
Protalix BioTherapeutics, Inc. (a)	45,400	38,159

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

	Shares	Value
JAPAN — 24.1%
Asahi Group Holdings Ltd.	106,900	$3,327,230
DENSO Corp.	47,400	1,902,663
Japan Exchange Group, Inc.	172,900	2,645,052
Kakaku.com, Inc.	105,600	1,957,952
Kao Corp.	89,700	4,782,979
MS&AD Insurance Group Holdings, Inc.	166,600	4,643,353
Olympus Corp.	92,100	3,575,709
Pigeon Corp.	96,700	2,519,708
Rakuten, Inc.	267,600	2,583,133
Shimano, Inc.	33,400	5,238,018
Shiseido Co., Ltd.	120,400	2,682,272
SMC Corp.	8,300	1,923,343
SUGI Holdings Co., Ltd.	25,300	1,334,811
THK Co., Ltd.	138,400	2,547,711
		41,663,934
PORTUGAL — 1.5%
Jeronimo Martins SGPS SA	154,294	2,522,245

SINGAPORE — 2.2%
United Overseas Bank Ltd.	267,333	3,739,453

SPAIN — 3.2%
Distribuidora Internacional de Alimentacion SA (a)	338,033	1,751,533
Inditex SA	112,828	3,781,959
		5,533,492
SWEDEN — 10.1%
Atlas Copco AB, A Shares	95,123	2,387,335
Atlas Copco AB, B Shares	35,100	826,017
Investment AB Kinnevik, B Shares	159,551	4,519,469
Investor AB, B Shares	136,744	4,833,790
Svenska Handelsbanken AB, A Shares	386,579	4,904,187
		17,470,798
SWITZERLAND — 10.7%
Compagnie Financiere Richemont SA	35,419	2,339,442
Mettler-Toledo International, Inc. (a)	9,990	3,444,152
Nestle SA	65,024	4,852,141
Roche Holding AG — Genusschein	11,425	2,805,298
Schindler Holding AG, Participating Certificates	19,051	3,509,729
Swatch Group AG (The)	4,809	1,659,147
		18,609,909

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

	Shares	Value
UNITED KINGDOM — 23.8%
ARM Holdings Plc.	280,007	$4,077,252
ASOS Plc. (a)	72,488	3,378,624
Auto Trader Group Plc. 144A (b)	507,760	2,840,945
BHP Billiton Plc.	102,376	1,146,441
Burberry Group Plc.	117,574	2,298,547
Capita Plc.	172,019	2,568,167
Hargreaves Lansdown Plc.	232,150	4,470,770
Imagination Technologies Group Plc. (a)	303,784	825,713
Intertek Group Plc.	65,716	2,983,809
John Wood Group Plc.	223,255	1,966,028
Johnson Matthey Plc.	99,018	3,892,433
Jupiter Fund Management Plc.	304,470	1,786,034
Rightmove Plc.	74,000	4,468,590
Unilever Plc.	81,781	3,687,718
Weir Group Plc. (The)	50,071	795,575
		41,186,646

TOTAL INVESTMENTS — 98.5% (cost $175,257,556)		$170,601,717
Other assets less liabilities — 1.5%		2,596,877
NET ASSETS — 100.0%		$173,198,594

(a)	Non-income producing security.
(b)

144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At March 31, 2016, the net value of these securities was $5,112,346 representing 3.0% of net assets.

At March 31, 2016, the aggregate cost of investment securities for income tax purposes was approximately $175,380,325. Net unrealized depreciation aggregated $4,778,608 of which $9,746,127 related to appreciated investment securities and $14,524,735 related to depreciated investment securities.

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

EAFE Pure Fund

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2016 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$—	$12,509,828	$—	$12,509,828
Denmark	—	10,826,114	—	10,826,114
Finland	—	3,097,369	—	3,097,369
France	—	2,047,235	—	2,047,235
Germany	—	5,808,445	—	5,808,445
Hong Kong	—	5,548,090	—	5,548,090
Israel	38,159	—	—	38,159
Japan	—	41,663,934	—	41,663,934
Portugal	—	2,522,245	—	2,522,245
Singapore	—	3,739,453	—	3,739,453
Spain	—	5,533,492	—	5,533,492
Sweden	—	17,470,798	—	17,470,798
Switzerland	3,444,152	15,165,757	—	18,609,909
United Kingdom	825,713	40,360,933	—	41,186,646
Total	$4,308,024	$166,293,693	$—	$170,601,717

During the period ended March 31, 2016 the Fund transferred $2,740,611 out of Level 1 and into Level 2, and $597,567 out of Level 2 and into Level 1.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

Portfolio of Investments

March 31, 2016 (unaudited)

Baillie Gifford International Choice Fund

	Shares	Value
COMMON STOCKS — 98.1%
AUSTRALIA — 6.0%
Brambles Ltd.	401,592	$3,720,418
Cochlear Ltd.	114,051	8,920,766
Mesoblast Ltd. (a)	388,292	759,654
SEEK Ltd.	340,640	4,228,808
Treasury Wine Estates Ltd.	418,722	3,091,832
		20,721,478
CHINA — 5.3%
Alibaba Group Holding Ltd. ADR (a)	48,300	3,817,149
Baidu, Inc. ADR (a)	36,900	7,043,472
Ctrip.com International Ltd. ADR (a)	35,836	1,586,102
JD.com, Inc. ADR (a)	117,100	3,103,150
Tsingtao Brewery Co., Ltd., Class H	722,057	2,748,312
		18,298,185
DENMARK — 5.2%
Carlsberg A/S, B Shares	63,395	6,027,939
Novo Nordisk A/S, B Shares	171,199	9,271,041
Novozymes A/S, B Shares	56,431	2,534,115
		17,833,095
FINLAND — 1.5%
Kone Oyj, B Shares	103,362	4,974,909

FRANCE — 0.9%
Legrand SA	57,632	3,221,291

GERMANY — 2.8%
adidas AG	53,250	6,217,530
Zalando SE 144A (a)(b)	107,038	3,509,276
		9,726,806
HONG KONG — 3.0%
BOC Hong Kong Holdings Ltd.	667,040	1,992,605
Cafe de Coral Holdings Ltd.	680,298	1,977,990
Jardine Matheson Holdings Ltd.	69,800	3,981,354
Jardine Strategic Holdings Ltd.	73,000	2,179,129
		10,131,078
INDIA — 1.4%
Mahindra & Mahindra Ltd. GDR	266,711	4,781,700

ISRAEL — 0.1%
Protalix BioTherapeutics, Inc. (a)	329,319	276,793

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

	Shares	Value
JAPAN — 20.5%
Asahi Group Holdings Ltd.	153,000	$4,762,079
DENSO Corp.	74,400	2,986,457
Japan Exchange Group, Inc.	332,800	5,091,228
Kakaku.com, Inc.	208,200	3,860,280
Kao Corp.	164,900	8,792,790
MS&AD Insurance Group Holdings, Inc.	273,200	7,614,429
Olympus Corp.	139,000	5,396,564
Pigeon Corp.	191,200	4,982,091
Rakuten, Inc.	448,600	4,330,319
Shimano, Inc.	51,700	8,107,951
Shiseido Co., Ltd.	226,300	5,041,513
SMC Corp.	12,300	2,850,256
SUGI Holdings Co., Ltd.	49,900	2,632,691
THK Co., Ltd.	218,500	4,022,217
		70,470,865
MEXICO — 0.7%
Wal-Mart de Mexico SAB de CV	1,025,900	2,428,601

PHILIPPINES — 0.5%
Puregold Price Club, Inc.	1,995,000	1,577,109

PORTUGAL — 1.2%
Jeronimo Martins SGPS SA	252,574	4,128,828

SINGAPORE — 1.4%
United Overseas Bank Ltd.	341,011	4,770,061

SOUTH AFRICA — 3.1%
Clicks Group Ltd.	463,598	3,051,559
Naspers Ltd., N Shares	53,827	7,503,470
		10,555,029
SOUTH KOREA — 3.5%
Samsung Electronics Co., Ltd. GDR (b)	10,513	5,979,932
Samsung Fire & Marine Insurance Co., Ltd.	23,855	6,160,948
		12,140,880
SPAIN — 2.9%
Corporacion Financiera Alba SA	17,696	684,635
Distribuidora Internacional de Alimentacion SA (a)	744,468	3,857,494
Inditex SA	165,758	5,556,156
		10,098,285

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

	Shares	Value
SWEDEN — 7.3%
Atlas Copco AB, B Shares	261,210	$6,147,119
Investment AB Kinnevik, B Shares	275,521	7,804,454
Investor AB, B Shares	125,122	4,422,962
Svenska Handelsbanken AB, A Shares	526,539	6,679,737
		25,054,272
SWITZERLAND — 7.9%
Compagnie Financiere Richemont SA	42,387	2,799,681
Mettler-Toledo International, Inc. (a)	16,226	5,594,076
Nestle SA	75,626	5,643,270
Roche Holding AG — Genusschein	21,587	5,300,478
Schindler Holding AG, Participating Certificates	24,842	4,576,594
Swatch Group AG (The)	9,464	3,265,163
		27,179,262
TAIWAN — 4.1%
Delta Electronics, Inc.	355,000	1,564,942
Hon Hai Precision Industry Co., Ltd. GDR Reg S	862,972	4,612,049
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	304,741	7,984,214
		14,161,205
THAILAND — 0.5%
Thai Beverage PCL	3,363,800	1,783,317

UNITED KINGDOM — 18.3%
ARM Holdings Plc.	453,170	6,598,722
ASOS Plc. (a)	122,168	5,694,180
Auto Trader Group Plc. 144A (b)	893,825	5,001,000
BHP Billiton Plc.	124,321	1,392,188
Burberry Group Plc.	143,439	2,804,202
Capita Plc.	277,789	4,147,265
Hargreaves Lansdown Plc.	404,033	7,780,911
Imagination Technologies Group Plc. (a)	698,869	1,899,592
Intertek Group Plc.	88,675	4,026,254
John Wood Group Plc.	286,079	2,519,269
Johnson Matthey Plc.	108,978	4,283,964
Jupiter Fund Management Plc.	436,814	2,562,370
Rightmove Plc.	104,285	6,297,390
Unilever Plc.	142,438	6,422,900
Weir Group Plc. (The)	79,096	1,256,752
		62,686,959
Total Common Stocks (cost $316,558,689)		$337,000,008

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

	Shares	Value
PREFERRED STOCKS — 0.5%
BRAZIL — 0.5%
Itau Unibanco Holding SA ADR (cost $2,393,833)	207,806	1,785,054
TOTAL INVESTMENTS — 98.6% (cost $318,952,522)		$338,785,062
Other assets less liabilities — 1.4%		4,916,062
NET ASSETS — 100.0%		$343,701,124

(a)	Non-income producing security.
(b)

144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At March 31, 2016, the net value of these securities was $14,490,208 representing 4.2% of net assets.

ADR	-	American Depositary Receipt.
GDR	-	Global Depositary Receipt.
PCL	-	Public Company Limited.

Reg S — Regulation S (“Reg S”) of the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At March 31, 2016, the aggregate cost of investment securities for income tax purposes was approximately $319,835,683. Net unrealized appreciation aggregated $18,949,379 of which $48,011,138 related to appreciated investment securities and $29,061,759 related to depreciated investment securities.

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

International Choice Fund

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2016 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$—	$20,721,478	$—	$20,721,478
China	15,549,873	2,748,312	—	18,298,185
Denmark	—	17,833,095	—	17,833,095
Finland	—	4,974,909	—	4,974,909
France	—	3,221,291	—	3,221,291
Germany	—	9,726,806	—	9,726,806
Hong Kong	—	10,131,078	—	10,131,078
India	—	4,781,700	—	4,781,700
Israel	276,793	—	—	276,793
Japan	—	70,470,865	—	70,470,865
Mexico	2,428,601	—	—	2,428,601
Philippines	1,577,109	—	—	1,577,109
Portugal	—	4,128,828	—	4,128,828
Singapore	—	4,770,061	—	4,770,061
South Africa	3,051,559	7,503,470	—	10,555,029
South Korea	—	12,140,880	—	12,140,880
Spain	684,635	9,413,650	—	10,098,285
Sweden	—	25,054,272	—	25,054,272
Switzerland	5,594,076	21,585,186	—	27,179,262
Taiwan	7,984,214	6,176,991	—	14,161,205
Thailand	—	1,783,317	—	1,783,317
United Kingdom	1,899,592	60,787,367	—	62,686,959
Total Common Stocks	39,046,452	297,953,556	—	337,000,008
Preferred Stocks
Brazil	1,785,054	—	—	1,785,054
Total	$40,831,506	$297,953,556	$—	$338,785,062

During the period ended March 31, 2016 the Fund transferred $4,234,200 out of Level 1 and into Level 2, and $5,491,628 out of Level 2 and into Level 1.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

Portfolio of Investments

March 31, 2016 (unaudited)

Baillie Gifford Long Term Global Growth Equity Fund

	Shares	Value
COMMON STOCKS — 98.8%
CHINA — 20.5%
Alibaba Group Holding Ltd. ADR (a)	39,970	$3,158,829
Baidu, Inc. ADR (a)	29,866	5,700,822
Ctrip.com International Ltd. ADR (a)	59,686	2,641,703
Tencent Holdings Ltd.	281,800	5,761,223
		17,262,577
DENMARK — 2.0%
Novozymes A/S, B Shares	36,970	1,660,191

FRANCE — 6.3%
Hermes International	4,380	1,540,107
Kering	12,997	2,320,527
L’Oreal SA	7,937	1,419,824
		5,280,458
GERMANY — 1.2%
Rocket Internet SE 144A (a)(b)	35,090	979,500

HONG KONG — 2.0%
AIA Group Ltd.	295,000	1,676,787

SPAIN — 4.8%
Inditex SA	121,209	4,062,887

SWEDEN — 1.6%
Atlas Copco AB, A Shares	56,154	1,409,317

UNITED KINGDOM — 1.9%
ARM Holdings Plc.	111,213	1,619,400

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

	Shares	Value
UNITED STATES — 58.5%
Alphabet, Inc., Class C (a)	5,159	$3,843,197
Amazon.com, Inc. (a)	12,603	7,481,645
Bluebird Bio, Inc. (a)	14,392	611,660
Facebook, Inc., Class A (a)	56,228	6,415,615
Illumina, Inc. (a)	41,758	6,769,389
Intuitive Surgical, Inc. (a)	4,334	2,604,951
Ionis Pharmaceuticals, Inc. (a)	29,345	1,188,472
Juno Therapeutics, Inc. (a)	30,331	1,155,308
LendingClub Corp. (a)	102,882	853,921
LinkedIn Corp., Class A (a)	9,111	1,041,843
Netflix, Inc. (a)	20,000	2,044,600
salesforce.com, Inc. (a)	22,298	1,646,261
Seattle Genetics, Inc. (a)	31,300	1,098,317
Splunk, Inc. (a)	21,975	1,075,237
Tesla Motors, Inc. (a)	24,013	5,517,467
TripAdvisor, Inc. (a)	18,143	1,206,510
Twitter, Inc. (a)	21,690	358,970
Under Armour, Inc., Class A (a)	15,098	1,280,763
Whole Foods Market, Inc.	38,200	1,188,402
Workday, Inc., Class A (a)	23,891	1,835,784
		49,218,312

TOTAL INVESTMENTS — 98.8% (cost $79,707,995)		$83,169,429
Other assets less liabilities — 1.2%		1,007,211
NET ASSETS — 100.0%		$84,176,640

(a)	Non-income producing security.
(b)

144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At March 31, 2016, the net value of these securities was $979,500 representing 1.2% of net assets.

ADR	-	American Depositary Receipt.

At March 31, 2016, the aggregate cost of investment securities for income tax purposes was approximately $79,708,706. Net unrealized appreciation aggregated $3,460,723 of which $8,099,207 related to appreciated investment securities and $4,638,484 related to depreciated investment securities.

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

Long Term Global Growth Equity Fund

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2016 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
China	$11,501,354	$5,761,223	$—	$17,262,577
Denmark	—	1,660,191	—	1,660,191
France	—	5,280,458	—	5,280,458
Germany	—	979,500	—	979,500
Hong Kong	—	1,676,787	—	1,676,787
Spain	—	4,062,887	—	4,062,887
Sweden	—	1,409,317	—	1,409,317
United Kingdom	—	1,619,400	—	1,619,400
United States	49,218,312	—	—	49,218,312
Total	$60,719,666	$22,449,763	$—	$83,169,429

During the period ended March 31, 2016 there were no traansfers between levels.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2015.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)			Baillie Gifford Funds

By (Signature and Title)*		/s/	David Salter
David Salter, President
(principal executive officer)

Date	5/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/	David Salter
David Salter, President
(principal executive officer)

Date	5/26/2016

By (Signature and Title)*		/s/	Lindsay Cockburn
Lindsay Cockburn, Treasurer
(principal financial officer)

Date	5/25/2016

* Print the name and title of each signing officer under his or her signature.